Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Balances and Transactions with Related Parties
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Loss included in the statement of income			Balance receivable (payable)/(equity)
			2025	2024	2023	2025	2024

Directors and senior management	Employment	Compensation selected employees	(485)	(7,515)	(8,218)	(11,457)	(17,409)
	Consultant	Payables	(316)	—	—	—	—
	Employment	Receivables	374	—	—	16,359	—
Rio Porá S.A.	Affiliate	Leases / payables	(175)	—	—	(1,602)	—